ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

6. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
Professional service fees	935,434	1,647,490
Payroll and related liabilities	3,229,794	1,104,365
Utility and maintenance	8,685	40,718
Other taxes and surcharge	62,270	349,039
Others	143,060	71,197
	4,379,243	3,212,809